Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Balances and Transactions [Line Items]
Incurred net expenses	$ 485	$ 442
Guy Oseary [Member]
Related Party Balances and Transactions [Line Items]
Incurred net expenses	$ 143
Effie Epstein [Member]
Related Party Balances and Transactions [Line Items]
Incurred net expenses		$ 460